Income taxes - Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Current
Current	$ 1,103	$ 166
Deferred
Deferred	(28,024)	(5,958)
Total income tax recovery	(26,921)	(5,792)
Canada
Deferred
Deferred	(11)	(55)
United States
Current
Current	1,225	33
Deferred
Deferred	(22,038)	(61)
Europe
Current
Current	(138)	140
Deferred
Deferred	(1,229)	(3,883)
New Zealand
Deferred
Deferred	(4,746)	0
Other
Current
Current	16	(7)
Deferred
Deferred	$ 0	$ (1,959)